Concentration of Risk	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of Risk

15. Concentration of Risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and due from related parties. As of December 31, 2025, all of the Groups’ cash and cash equivalents and restricted cash was held by major financial institutions located in PRC, Hong Kong and the United States. The Group believes that these financial institutions located in PRC, Hong Kong and the United States are of high credit quality. For accounts receivable and due from related parties, the Group extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Group delegated a team responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Group reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Group considers that the Group’s credit risk for accounts receivable and due from related parties is significantly reduced.

Concentration of customers and suppliers

The following tables summarized the information about the Group’s concentration of customers and suppliers for the six months ended December 31, 2025 and 2024 or as of December 31, 2025 and June 30,2025, respectively:

	Revenue, customer concentration risk		Accounts receivable, customer concentration risk
	Six months ended December 31, 2025	Six months ended December 31, 2024	As of December 31, 2025	As of June 30, 2025
Customer
A	36%	56%	11%	-%
B	-%	-%	21%	38%
C	22%	19%	23%	14%
D	21%	-%	19%	17%
E	21%	-%	14%	-%
F	-%	-%	* %	* %
G	-%	25%	-%	-%
Total	100%	100%	88%	69%

	Purchase, supplier concentration risk		Accounts payable, supplier concentration risk
	Six months ended December 31, 2025	Six months ended December 31, 2024	As of December 31, 2025	As of June 30, 2025
Supplier
H	62%	97%	-%	-%
I	38%	-%	-%	100%
Total	100%	97%	-%	100%
*	Less than 10%.

—	No transaction incurred during the year/no balance existed as of the reporting date.

15. Concentration of Risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and due from related parties. As of June 30, 2025, all of the Groups’ cash and cash equivalents and restricted cash was held by major financial institutions located in Hong Kong. The Group believes that these financial institutions located in Hong Kong are of high credit quality. For accounts receivable and due from related parties, the Group extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Group delegated a team responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Group reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Group considers that the Group’s credit risk for accounts receivable and due from related parties is significantly reduced.

Concentration of customers and suppliers

The following tables summarized the information about the Group’s concentration of customers and suppliers for the years ended June 30, 2025, 2024 and 2023 or as of June 30, 2025, 2024 and 2023, respectively:

	A	B	C	D	E	F
Revenues, customer concentration risk
Year ended June 30, 2025	21%	20%	17%	12%	—	—

Year ended June 30, 2024	—	45%	—	—	31%	23%

Year ended June 30, 2023	—	—	—	—	—	—

Accounts receivable, customer concentration risk
As of June 30, 2025	—	38%	14%	17%	—	*

As of June 30, 2024	—	72%	—	—	—	28%

As of June 30, 2023	—	—	—	—	—	—
					G	H
Purchase, supplier concentration risk
Year ended June 30, 2025	—	—	—	—	71%	29%

Year ended June 30, 2024	—	—	—	—	—	—

Year ended June 30, 2023	—	—	—	—	—	—

Accounts payable, supplier concentration risk
As of June 30, 2025	—	—	—	—	—	100%

As of June 30, 2024	—	—	—	—	—	—

As of June 30, 2023	—	—	—	—	—	—

*	Less than 10%.

—	No transaction incurred during the year/no balance existed as of the reporting date.